SHARE OF PROFIT FROM ASSOCIATES (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit from associates [Abstract]
Profit from associates	$ 90,138	$ 41,347	$ 62,657
EGS [Member]
Profit from associates [Abstract]
Profit from associates	(432)	(308)	(232)
TGU [Member]
Profit from associates [Abstract]
Profit from associates	(5,837)	(5,770)	(1,418)
Link [Member]
Profit from associates [Abstract]
Profit from associates	$ 96,407	$ 47,425	$ 64,307